BORROWINGS - Short term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
BORROWINGS
Short-term borrowings	$ 1,027,927	$ 1,608,962
Long-term borrowings due within one year	107,461	718,034
Subtotal for short-term	916,016	1,547,069
Long-term borrowings from non-banking financial institutions due within one year	63,590	61,623
Short-term borrowings from non-banking financial institutions	48,321	270
Borrowings from non-banking financial institutions	111,911	61,893
Short-term Debt, Total	$ 1,027,927	$ 1,608,962
Average interest rate on short term borrowings (as a percent)	4.48%	3.31%
Borrowings secured by restricted cash
BORROWINGS
Short-term borrowings	$ 285,715	$ 267,507
Long-term borrowings due within one year	12,493
Short-term Debt, Total	285,715	267,507
Borrowings secured by inventories
BORROWINGS
Short-term borrowings		7,652
Long-term borrowings due within one year	5,003
Short-term Debt, Total		7,652
Borrowings secured by prepaid land use rights and property, plant and equipment
BORROWINGS
Short-term borrowings	275,000	248,502
Long-term borrowings due within one year	21,686	8,313
Short-term borrowings from non-banking financial institutions	43,711
Short-term Debt, Total	275,000	248,502
Borrowings secured by project assets and solar power systems
BORROWINGS
Short-term borrowings	45,000	2,700
Long-term borrowings due within one year	63,736	558,721
Short-term Debt, Total	45,000	2,700
Borrowings secured by equity
BORROWINGS
Long-term borrowings due within one year		151,000
Unsecured
BORROWINGS
Short-term borrowings	202,840	302,674
Long-term borrowings due within one year	4,543
Long-term borrowings from non-banking financial institutions due within one year	40,194	61,623
Short-term borrowings from non-banking financial institutions	4,610
Short-term Debt, Total	202,840	302,674
Borrowings secured by project assets
BORROWINGS
Long-term borrowings from non-banking financial institutions due within one year	$ 23,396
Short-term borrowings from non-banking financial institutions		$ 270